Vessels, net, Vessels, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Book Value [Abstract]
Beginning balance	$ 6,875,903
Ending balance	39,207,988	$ 6,875,903
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	8,912,839	8,878,125
Capitalized vessel improvements/Acquisitions, improvements, and other vessel costs	33,457,566	34,714
Ending balance	42,370,405	8,912,839
Accumulated Depreciation [Abstract]
Beginning balance	(2,036,936)	(1,461,233)
Depreciation	(1,125,481)	(575,703)
Ending balance	(3,162,417)	(2,036,936)
Net Book Value [Abstract]
Beginning balance	6,875,903	7,416,892
Capitalized vessel improvements/Acquisitions, improvements, and other vessel costs	33,457,566	34,714
Depreciation	(1,125,481)	(575,703)
Ending balance	$ 39,207,988	$ 6,875,903